Schedule of intangible assets (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets	$ 200,407
Charge of the financial year	44,807	$ 91,773
Intangible assets	837,803	200,407
Intangible assets, carrying amount	837,803	200,407
Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	222	271
Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	837,581	200,136
Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets	528,683	555,206
Exchange difference	(47,237)	(26,523)
Additions	707,028
Charge of the financial year
Intangible assets	1,188,474	528,683
Gross carrying amount [member] | Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets	7,968	8,368
Exchange difference	(525)	(400)
Additions
Charge of the financial year
Intangible assets	7,443	7,968
Gross carrying amount [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets	294,317	309,082
Exchange difference	(31,798)	(14,765)
Additions	707,028
Charge of the financial year
Intangible assets	969,547	294,317
Gross carrying amount [member] | Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	226,398	237,756
Exchange difference	(14,914)	(11,358)
Additions
Charge of the financial year
Intangible assets	211,484	226,398
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	328,276	247,614
Exchange difference	(22,412)	(11,111)
Charge of the financial year	44,807	91,773
Intangible assets	350,671	328,276
Accumulated Depreciation [Member] | Trademark [member]
IfrsStatementLineItems [Line Items]
Intangible assets	7,697	7,957
Exchange difference	(508)	(379)
Charge of the financial year	32	119
Intangible assets	7,221	7,697
Accumulated Depreciation [Member] | Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets	94,181	49,453
Exchange difference	(6,990)	(1,997)
Charge of the financial year	44,775	46,725
Intangible assets	131,966	94,181
Accumulated Depreciation [Member] | Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	226,398	190,204
Exchange difference	(14,914)	(8,735)
Charge of the financial year		44,929
Intangible assets	$ 211,484	$ 226,398